UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                 as of September 30, 2016 (Unaudited)

Deutsche Real Estate Securities Fund

	Shares	Value ($)
Common Stocks 98.7%
Real Estate Investment Trust (“REITs”) 98.7%
Apartments 12.7%
American Campus Communities, Inc.	425,930	21,667,059
AvalonBay Communities, Inc.	150,648	26,791,240
Camden Property Trust	307,764	25,772,157
Equity Residential	1,327,108	85,372,858
Mid-America Apartment Communities, Inc.	254,778	23,946,584
Post Properties, Inc.	240,977	15,935,809
Silver Bay Realty Trust Corp.	220,428	3,864,103
		203,349,810
Diversified 14.9%
CoreSite Realty Corp.	172,110	12,743,024
Crown Castle International Corp.	218,729	20,606,459
Digital Realty Trust, Inc.	185,043	17,971,376
Duke Realty Corp.	1,177,509	32,181,321
DuPont Fabros Technology, Inc.	595,123	24,548,824
Equinix, Inc.	158,767	57,195,812
Vornado Realty Trust	655,426	66,335,666
Washington Real Estate Investment Trust	214,676	6,680,717
		238,263,199
Health Care 13.6%
Four Corners Property Trust, Inc.	845,941	18,043,921
HCP, Inc.	997,208	37,844,043
Healthcare Trust of America, Inc. "A"	817,048	26,652,106
Medical Properties Trust, Inc.	1,716,979	25,359,780
Senior Housing Properties Trust	912,277	20,717,811
Ventas, Inc.	1,006,391	71,081,396
Welltower, Inc.	244,144	18,254,647
		217,953,704
Hotels 4.5%
DiamondRock Hospitality Co.	1,890,180	17,200,638
LaSalle Hotel Properties	743,985	17,758,922
Pebblebrook Hotel Trust (a)	413,160	10,990,056
Sunstone Hotel Investors, Inc.	2,073,468	26,519,656
		72,469,272
Industrial 7.2%
Prologis, Inc.	1,628,312	87,179,824
Rexford Industrial Realty, Inc.	1,198,168	27,426,066
		114,605,890
Manufactured Homes 1.5%
Equity LifeStyle Properties, Inc.	314,545	24,276,583

Office 11.2%
Alexandria Real Estate Equities, Inc.	299,476	32,574,005
Boston Properties, Inc.	187,077	25,496,724
Corporate Office Properties Trust	300,163	8,509,621
Douglas Emmett, Inc.	768,483	28,149,532
Empire State Realty Trust, Inc. "A"	487,650	10,216,267
Equity Commonwealth *	81,157	2,452,565
Hudson Pacific Properties, Inc.	313,479	10,304,055
Paramount Group, Inc.	991,959	16,258,208
Piedmont Office Realty Trust, Inc. "A"	297,943	6,486,219
VEREIT, Inc.	3,887,033	40,308,532
		180,755,728
Regional Malls 12.8%
General Growth Properties, Inc.	1,230,990	33,975,324
Pennsylvania Real Estate Investment Trust	562,457	12,953,385
Simon Property Group, Inc.	676,162	139,972,296
The Macerich Co.	215,657	17,440,181
		204,341,186
Shopping Centers 8.9%
Brixmor Property Group, Inc.	1,407,001	39,100,558
DDR Corp.	1,057,573	18,433,497
Equity One, Inc.	606,190	18,555,476
Kite Realty Group Trust	429,972	11,918,824
Regency Centers Corp.	271,187	21,014,280
Retail Properties of America, Inc. "A"	431,746	7,253,333
Urban Edge Properties	926,841	26,081,306
		142,357,274
Specialty Services 5.6%
Agree Realty Corp.	455,155	22,502,863
Spirit Realty Capital, Inc.	2,672,498	35,624,398
STORE Capital Corp.	1,057,044	31,151,087
		89,278,348
Storage 5.8%
CubeSmart	794,904	21,669,083
Public Storage	319,362	71,262,437
		92,931,520
Total Common Stocks (Cost $1,344,278,823)		1,580,582,514
Securities Lending Collateral 0.0%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.32% (b) (c) (Cost $5,083)	5,083	5,083
Cash Equivalents 0.9%
Deutsche Central Cash Management Government Fund, 0.42% (b) (Cost $13,394,549)	13,394,549	13,394,549
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,357,678,455) †	99.6	1,593,982,146
Other Assets and Liabilities, Net	0.4	6,641,402
Net Assets	100.0	1,600,623,548

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $1,386,510,923. At September 30, 2016, net unrealized appreciation for all securities based on tax cost was $207,471,223. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $255,058,866 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $47,587,643.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2016 amounted to $5,054, which is 0.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$1,580,582,514	$—	$—	$1,580,582,514
Short-Term Investments (d)	13,399,632	—	—	13,399,632
Total	$1,593,982,146	$—	$—	$1,593,982,146

There have been no transfers between fair value measurement levels during the period ended September 30, 2016.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Real Estate Securities Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 18, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 18, 2016